Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,733,200
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	258,846
Call Money and Funds Purchased [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	730,990
Payables under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	18,995,223
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,419,600
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 328,541